UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2007 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Elliott & Associates, Inc.
Address:	101 W. Kirkwood
		Suite 230
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Vice President
Phone:		317-863-0311
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Indianapolis, IN    October 23, 2007

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		86

Form 13F Information Table Value Total:		$125,939

List of Other Included Managers:

NONE


                              TITLE                   VALUE     SHARES/     SHRS/     INVS
NAME OF ISSUER               OF CLASS     CUSIP      (x$1000)   PRN AMT      PRN      DSCR
-------------------------------------- ------------ ----------------------------------------------
3M Company                     COM      88579Y101         2124       22700   SHR      SOLE
Abbott Laboratories            COM      002824100          563       10500   SHR      SOLE
Accenture                      COM      G1150G111         1666       41400   SHR      SOLE
Adobe Systems Inc              COM      00724F101         1358       31100   SHR      SOLE
Aflac Inc                      COM      001055102          896       15700   SHR      SOLE
Akamai Technologies            COM      00971T101         1247       43400   SHR      SOLE
Allegheny Tech Inc             COM      01741R102         1682       15300   SHR      SOLE
Allergan Inc.                  COM      001849010         1986       30800   SHR      SOLE
American Movil SA              ADR      02364W105         2394       37400   SHR      SOLE
American Tower Corp            COM      029912291         1689       38800   SHR      SOLE
Apache Corp                    COM      037411105          919       10200   SHR      SOLE
AT&T Inc.                      COM      00206R102          213        5046   SHR      SOLE
Autodesk Inc                   COM      052769103          570       11400   SHR      SOLE
Automatic Data Processing      COM      053015103         1144       24900   SHR      SOLE
Bank of America                COM      060505104         2596       51650   SHR      SOLE
Barclays Plc                   ADR      06738E204         1269       26100   SHR      SOLE
Berkshire Hathaway Cl B        COM      084670207          680         172   SHR      SOLE
BP Amoco PLD ADR               ADR      055622104          701       10108   SHR      SOLE
Broadcom Corp                  COM      111320107         1811       49700   SHR      SOLE
Burlington Northern Sante Fe   COM      12189T104         1055       13000   SHR      SOLE
Charles Schwab Corp.           COM      808513105         1266       58600   SHR      SOLE
Chevrontexaco Corp             COM      166764100          479        5119   SHR      SOLE
China Mobile LTD               ADR      16941M109         1846       22500   SHR      SOLE
Cisco Systems Inc.             COM      17275R102         3068       92600   SHR      SOLE
Citigroup                      COM      172967101         1941       41600   SHR      SOLE
Colgate-Palmolive              COM      194162103         1360       19066   SHR      SOLE
Comp Vale do Rio Doce          ADR      204412209         2463       72600   SHR      SOLE
Conocophillips Com             COM      20825C104         2256       25700   SHR      SOLE
Consol Energy Inc              COM      20854P109         2605       55900   SHR      SOLE
Copano Energy Llc              COM      217202100          349        9500   SHR      SOLE
Corning Inc.                   COM      219350105         1035       42000   SHR      SOLE
Covance Inc                    COM      222816100         2166       27800   SHR      SOLE
CVS Corporation Delaware       COM      126650100          424       10700   SHR      SOLE
Danaher Corporation            COM      235851102          877       10600   SHR      SOLE
Diageo PLC ADR                 ADR      386090302         2626       29935   SHR      SOLE
Ebay, Inc.                     COM      278642103         2080       53300   SHR      SOLE
Eli Lilly & Co.                COM      532457108          507        8911   SHR      SOLE
Emerson Electric Company       COM      291011104          926       17400   SHR      SOLE
Encana Corporation             ADR      292595104          767       12400   SHR      SOLE
EOG Resources                  COM      26875P101          304        4200   SHR      SOLE
Expeditors Intl Wash           COM      302130109         1154       24400   SHR      SOLE
Express 1 Expidited Solution   COM      815801105           36       29000   SHR      SOLE
Exxon Mobile Corp.             COM      30231G102         1879       20300   SHR      SOLE
FedEx Corp                     COM      31428X106         2388       22800   SHR      SOLE
Fluor Corp.                    COM      343861100         1649       11450   SHR      SOLE
Gamestop Corp Cl A New         COM      36467W109          310        5500   SHR      SOLE
General Electric               COM      369604103         5229      126298   SHR      SOLE
Hartford Finl. Services        COM      416515104         1721       18600   SHR      SOLE
Henry Schein Inc               COM      806407102         2075       34100   SHR      SOLE
Honda Motor Co Ltd Adr         ADR      438128308          847       25400   SHR      SOLE
HSBC Holdings PLC              ADR      404280406         1681       18150   SHR      SOLE
Intel Corporation              COM      458140100          877       33900   SHR      SOLE
International Game Tech        COM      459902102          224        5200   SHR      SOLE
J.P. Morgan Chase & Co.        COM      46625H100         1041       22710   SHR      SOLE
Johnson & Johnson              COM      478160104         1958       29800   SHR      SOLE
Marriott Intl Inc Cl A         COM      571903202         1208       27800   SHR      SOLE
Marshall & Ilsley Corp         COM      571834100          626       14304   SHR      SOLE
McCormick & Co.                COM      579780206          478       13300   SHR      SOLE
Medtronic Inc                  COM      585055106         1574       27900   SHR      SOLE
Microchip Technology Inc       COM      595017104          396       10900   SHR      SOLE
Microsoft Corporation          COM      594918104         3474      117930   SHR      SOLE
Monsanto                       COM      61166W101         5042       58800   SHR      SOLE
Novartis                       ADR      66987V109          627       11400   SHR      SOLE
Oracle Corp                    COM      68389X105          377       17400   SHR      SOLE
Paincare Holdings Inc          COM      69562E104            2       12050   SHR      SOLE
PepsiCo Inc.                   COM      713448108         3216       43900   SHR      SOLE
Petroleo Brasileiro ADR        ADR      71654V408          642        8500   SHR      SOLE
Procter & Gamble               COM      742718109         3076       43734   SHR      SOLE
Republic Bancorp Incl KY Cl    COM      760281204          176       11104   SHR      SOLE
Roche Hldg Ltd Spon Adrf       ADR      771195104         2054       22750   SHR      SOLE
Schlumberger Ltd.              ADR      806857108         3003       28600   SHR      SOLE
Starbucks Corporation          COM      855244109         1968       75100   SHR      SOLE
Starwood Hotels & Resort       COM      85590A401          601        9900   SHR      SOLE
Stryker Corp                   COM      863667101         1829       26600   SHR      SOLE
Suncor Energy                  ADR      867229106          806        8500   SHR      SOLE
Target Corp.                   COM      87612E106          324        5100   SHR      SOLE
Textron Incorporated           COM      883203101         1555       25000   SHR      SOLE
Toyota Motor                   ADR      892331307         1987       17000   SHR      SOLE
Transocean Offshore Inc.       COM      893817106          825        7300   SHR      SOLE
United Commerce Bancorp        COM      909835100          286       20000   SHR      SOLE
United Technologies Corp.      COM      913017109         1376       17100   SHR      SOLE
Verizon Communications         COM      92343V104         1107       25000   SHR      SOLE
Walgreen Company               COM      931422109         3486       73800   SHR      SOLE
Wells Fargo & Co               COM      949746101         1111       31200   SHR      SOLE
Williams Companies, Inc.       COM      969457100          749       22000   SHR      SOLE
XTO Energy                     COM      98385X106         1132       18300   SHR      SOLE
